ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - NOTES TO SCHEDULE I (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reportable legal entity | Parent
Transfer of due from subsidiaries, VIE and VIE's subsidiaries to investment in subsidiaries	¥ 0	¥ 0	¥ 438,914